Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COHEN & STEERS REAL ESTATE SECURITIES FUND INC
Entity Central Index Key	0001041917
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class A
Trading Symbol	CSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54.88	1.10%

Expenses Paid, Amount	$ 54.88
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.65% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection and an overweight in specialty REITs helped relative performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an overweight in health care also aided performance, led by an overweight in Welltower, which benefited from high and rising occupancies in its senior living facilities. Stock selection and an overweight in the data center sector further contributed to performance in the period. An overweight position in Digital Realty Trust outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. An overweight in the telecommunications sector also hindered performance; the sector, which tends to be sensitive to movements in interest rates, struggled amid a rise in bond yields in the period. An overweight and stock selection in manufactured homes detracted as well. An overweight in Sun Communities underperformed, despite evidence during the period that its core manufactured home and recreational vehicle businesses were doing well.

Top contributors	Top detractors
Specialty	Apartment
Health Care	Telecommunications
Data Centers	Manufactured Home

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)
	1 Year	5 Years	10 Years
With sales charge[2]	2.66%	3.91%	6.83%
Without sales charge	7.50%	4.87%	7.32%
Linked Index[1]	5.78%	3.40%	5.70%
S&P 500 Index	24.56%	15.04%	12.86%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 7,339,480,443
Holdings Count | shares	35
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,339,480,443
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Sector diversification[3,5]	(%)
Telecommunications	15.1%
Health Care	13.0%
Data Centers	11.7%
Industrials	11.2%
Apartment	7.3%
Regional Mall	6.4%
Single Family Homes	4.9%
Specialty	4.8%
Free Standing	4.3%
Other (includes short-term investments)	21.3%

Country diversification[3,5]	(%)
United States	97.3%
Spain	1.0%
Canada	0.7%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class C
Trading Symbol	CSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87.13	1.75%

Expenses Paid, Amount	$ 87.13
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.26% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection and an overweight in specialty REITs helped relative performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an overweight in health care also aided performance, led by an overweight in Welltower, which benefited from high and rising occupancies in its senior living facilities. Stock selection and an overweight in the data center sector further contributed to performance in the period. An overweight position in Digital Realty Trust outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. An overweight in the telecommunications sector also hindered performance; the sector, which tends to be sensitive to movements in interest rates, struggled amid a rise in bond yields in the period. An overweight and stock selection in manufactured homes detracted as well. An overweight in Sun Communities underperformed, despite evidence during the period that its core manufactured home and recreational vehicle businesses were doing well.

Top contributors	Top detractors
Specialty	Apartment
Health Care	Telecommunications
Data Centers	Manufactured Home

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)
	1 Year	5 Years	10 Years
With sales charge	5.79%[2]	4.18%	6.63%
Without sales charge	6.79%	4.18%	6.63%
Linked Index[1]	5.78%	3.40%	5.70%
S&P 500 Index	24.56%	15.04%	12.86%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 7,339,480,443
Holdings Count | shares	35
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,339,480,443
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Sector diversification[3,5]	(%)
Telecommunications	15.1%
Health Care	13.0%
Data Centers	11.7%
Industrials	11.2%
Apartment	7.3%
Regional Mall	6.4%
Single Family Homes	4.9%
Specialty	4.8%
Free Standing	4.3%
Other (includes short-term investments)	21.3%

Country diversification[3,5]	(%)
United States	97.3%
Spain	1.0%
Canada	0.7%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class F
Trading Symbol	CREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37.44	0.75%

Expenses Paid, Amount	$ 37.44
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.76% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection and an overweight in specialty REITs helped relative performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an overweight in health care also aided performance, led by an overweight in Welltower, which benefited from high and rising occupancies in its senior living facilities. Stock selection and an overweight in the data center sector further contributed to performance in the period. An overweight position in Digital Realty Trust outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. An overweight in the telecommunications sector also hindered performance; the sector, which tends to be sensitive to movements in interest rates, struggled amid a rise in bond yields in the period. An overweight and stock selection in manufactured homes detracted as well. An overweight in Sun Communities underperformed, despite evidence during the period that its core manufactured home and recreational vehicle businesses were doing well.

Top contributors	Top detractors
Specialty	Apartment
Health Care	Telecommunications
Data Centers	Manufactured Home

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	7.85%	5.23%	6.48%
Linked Index[1]	5.78%	3.40%	4.61%
S&P 500 Index	24.56%	15.04%	14.27%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 7,339,480,443
Holdings Count | shares	35
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,339,480,443
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Sector diversification[3,5]	(%)
Telecommunications	15.1%
Health Care	13.0%
Data Centers	11.7%
Industrials	11.2%
Apartment	7.3%
Regional Mall	6.4%
Single Family Homes	4.9%
Specialty	4.8%
Free Standing	4.3%
Other (includes short-term investments)	21.3%

Country diversification[3,5]	(%)
United States	97.3%
Spain	1.0%
Canada	0.7%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class I
Trading Symbol	CSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41.92	0.84%

Expenses Paid, Amount	$ 41.92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.72% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection and an overweight in specialty REITs helped relative performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an overweight in health care also aided performance, led by an overweight in Welltower, which benefited from high and rising occupancies in its senior living facilities. Stock selection and an overweight in the data center sector further contributed to performance in the period. An overweight position in Digital Realty Trust outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. An overweight in the telecommunications sector also hindered performance; the sector, which tends to be sensitive to movements in interest rates, struggled amid a rise in bond yields in the period. An overweight and stock selection in manufactured homes detracted as well. An overweight in Sun Communities underperformed, despite evidence during the period that its core manufactured home and recreational vehicle businesses were doing well.

Top contributors	Top detractors
Specialty	Apartment
Health Care	Telecommunications
Data Centers	Manufactured Home

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)
	1 Year	5 Years	10 Years
Class I2	7.71%	5.13%	7.61%
Linked Index[1]	5.78%	3.40%	5.70%
S&P 500 Index	24.56%	15.04%	12.86%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 7,339,480,443
Holdings Count | shares	35
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,339,480,443
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Sector diversification[3,5]	(%)
Telecommunications	15.1%
Health Care	13.0%
Data Centers	11.7%
Industrials	11.2%
Apartment	7.3%
Regional Mall	6.4%
Single Family Homes	4.9%
Specialty	4.8%
Free Standing	4.3%
Other (includes short-term investments)	21.3%

Country diversification[3,5]	(%)
United States	97.3%
Spain	1.0%
Canada	0.7%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class R
Trading Symbol	CIRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62.34	1.25%

Expenses Paid, Amount	$ 62.34
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.57% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection and an overweight in specialty REITs helped relative performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an overweight in health care also aided performance, led by an overweight in Welltower, which benefited from high and rising occupancies in its senior living facilities. Stock selection and an overweight in the data center sector further contributed to performance in the period. An overweight position in Digital Realty Trust outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. An overweight in the telecommunications sector also hindered performance; the sector, which tends to be sensitive to movements in interest rates, struggled amid a rise in bond yields in the period. An overweight and stock selection in manufactured homes detracted as well. An overweight in Sun Communities underperformed, despite evidence during the period that its core manufactured home and recreational vehicle businesses were doing well.

Top contributors	Top detractors
Specialty	Apartment
Health Care	Telecommunications
Data Centers	Manufactured Home

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)
	1 Year	5 Years	Since inception (10/1/14)
Class R2	7.34%	4.71%	7.72%
Linked Index[1]	5.78%	3.40%	6.18%
S&P 500 Index	24.56%	15.04%	13.24%

Performance Inception Date	Oct. 01, 2014
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 7,339,480,443
Holdings Count | shares	35
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,339,480,443
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Sector diversification[3,5]	(%)
Telecommunications	15.1%
Health Care	13.0%
Data Centers	11.7%
Industrials	11.2%
Apartment	7.3%
Regional Mall	6.4%
Single Family Homes	4.9%
Specialty	4.8%
Free Standing	4.3%
Other (includes short-term investments)	21.3%

Country diversification[3,5]	(%)
United States	97.3%
Spain	1.0%
Canada	0.7%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Estate Securities Fund, Inc.
Class Name	Class Z
Trading Symbol	CSZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$37.44	0.75%

Expenses Paid, Amount	$ 37.44
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 0.76% total return in the six months ended June 30, 2024, compared with the Linked Index,[1] which returned -2.19%.

Stock selection and an overweight in specialty REITs helped relative performance, due primarily to an overweight position in Iron Mountain. The stock had a large gain, benefiting from strong pricing power and the company's continued expansion into data center operations. Stock selection and an overweight in health care also aided performance, led by an overweight in Welltower, which benefited from high and rising occupancies in its senior living facilities. Stock selection and an overweight in the data center sector further contributed to performance in the period. An overweight position in Digital Realty Trust outperforming the index amid strong demand for the company's services, including Cloud and Artificial Intelligence capabilities.

An underweight allocation to apartment owners detracted from relative performance. The sector outperformed broader REITs amid better-than-expected fundamentals, particularly in coastal markets. An overweight in the telecommunications sector also hindered performance; the sector, which tends to be sensitive to movements in interest rates, struggled amid a rise in bond yields in the period. An overweight and stock selection in manufactured homes detracted as well. An overweight in Sun Communities underperformed, despite evidence during the period that its core manufactured home and recreational vehicle businesses were doing well.

Top contributors	Top detractors
Specialty	Apartment
Health Care	Telecommunications
Data Centers	Manufactured Home

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)
	1 Year	5 Years	Since inception (10/1/14)
Class Z2	7.85%	5.23%	8.25%
Linked Index[1]	5.78%	3.40%	6.18%
S&P 500 Index	24.56%	15.04%	13.24%

Performance Inception Date	Oct. 01, 2014
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.
Net Assets	$ 7,339,480,443
Holdings Count | shares	35
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$7,339,480,443
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	18%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Sector diversification[3,5]	(%)
Telecommunications	15.1%
Health Care	13.0%
Data Centers	11.7%
Industrials	11.2%
Apartment	7.3%
Regional Mall	6.4%
Single Family Homes	4.9%
Specialty	4.8%
Free Standing	4.3%
Other (includes short-term investments)	21.3%

Country diversification[3,5]	(%)
United States	97.3%
Spain	1.0%
Canada	0.7%
Other (includes short-term investments)	1.0%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
American Tower Corp.	9.8%
Welltower, Inc.	8.9%
Prologis, Inc.	8.0%
Digital Realty Trust, Inc.	7.6%
Simon Property Group, Inc.	6.4%
Invitation Homes, Inc.	4.9%
Crown Castle, Inc.	4.8%
Iron Mountain, Inc.	4.8%
Equinix, Inc.	4.2%
VICI Properties, Inc., Class A	3.1%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.